CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions		Total	Equity - Attributa ble to Owners of the parent	Share capital		Treasury shares	Retained earnings and other reserves		Cash flow hedge reserve	Remeasurement of the fair value of financial assets	Actuarial gains and losses on pension obligations plans	Effect of change in exchange rates	Cumulative share of OCI of equity method investees	Non-controlling interests
Equity, beginning balance at Dec. 31, 2021		€ 56,307	€ 55,907	€ 31	[1]	€ 0	€ 52,776	[1]	€ 199	€ 6	€ 2,030	€ 956	€ (91)	€ 400
Other comprehensive income		2,985	2,982						(393)	3	1,374	2,010	(12)	3
Net profit		16,779	16,799				16,799	[1]						(20)
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD		19,764	19,781				16,799	[1]	(393)	3	1,374	2,010	(12)	(17)
Capital increase		40	40	1	[1]		39	[1]
(Purchase) sales of treasury shares	[1]	(923)	(923)			(923)
Distributions		(3,354)	(3,353)				(3,353)	[1]						(1)
Share-based compensation		163	163				163	[1]
Other changes	[2]	385	384				359	[1]	25					1
Equity, ending balance at Dec. 31, 2022		72,382	71,999	32	[1]	(923)	66,783	[1]	(169)	9	3,404	2,966	(103)	383
Other comprehensive income		(2,941)	(2,938)						(665)	57	(187)	(1,924)	(219)	(3)
Net profit		18,625	18,596				18,596	[1]						29
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD		15,684	15,658				18,596	[1]	(665)	57	(187)	(1,924)	(219)	26
(Purchase) sales of treasury shares	[1]	(2,434)	(2,434)			(2,434)
Cancellation of treasury shares		(1)	(1)	(1)	[1]	923	(923)	[1]
Distributions		(4,208)	(4,208)				(4,208)	[1]						0
Share-based compensation		295	295				295	[1]
Other changes	[2]	402	384				383	[1]	1					18
Equity, ending balance at Dec. 31, 2023		82,120	81,693	31	[1]	(2,434)	80,926	[1]	(833)	66	3,217	1,042	(322)	427
Other comprehensive income		1,503	1,501						521	8	(88)	1,006	54	2
Net profit		5,520	5,473				5,473	[1]						47
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD		7,023	6,974				5,473	[1]	521	8	(88)	1,006	54	49
Issuance of special voting shares		0		9	[1]		(9)	[1]
(Purchase) sales of treasury shares	[1]	(3,000)	(3,000)			(3,000)
Cancellation of treasury shares	[1]	0	0	(3)		5,149	(5,146)
Distributions		(4,661)	(4,651)				(4,651)	[1]						(10)
Share-based compensation		159	159				159	[1]
Other changes	[2]	474	517				564	[1]	(47)					(43)
Equity, ending balance at Dec. 31, 2024		€ 82,115	€ 81,692	€ 37	[1]	€ (285)	€ 77,316	[1]	€ (359)	€ 74	€ 3,129	€ 2,048	€ (268)	€ 423

[1]	Refer to Note 28, Equity for additional information
[2]	Includes:
•deferred hedging gains/(losses) transferred to inventory, net of tax of €(47) million (€1 million at December 31, 2023 and €25 million at December 31, 2022); and
•the effect of hyperinflation for entities whose functional currency is the Turkish Lira, beginning from January 1, 2022, and the Argentine Peso, from July 1, 2018 of
€454 million at December 31, 2024, €323 million at December 31, 2023 and €398 million at December 31, 2022.